Financial Instruments - Additional Information - Derivative Financial Instruments (Detail) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Gains and (losses) related to recognition of changes in fair values of the derivative instruments	$ (1)	$ 39	$ 9
Fuel Price Forward Contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount	96	122
Financial liabilities at estimated fair value	1	14
Gain (loss) due to changes in estimated fair value	15	(35)	4
Net Investment Hedges [member] | Forward Contract [Member]
Disclosure of detailed information about financial instruments [line items]
Net foreign exchange gain (loss)	$ (126)	(59)	6
Average contract life of foreign exchange forward program	1 year
Net Investment Hedges [member] | Top of range [member] | Forward Contract [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount	$ 1,250
Equity Investments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	$ 2	$ 26	(24)
Forward contract to be settled in shares	13.9	20.9
Forward contract settled in cash	6.9	10.6
Interest Rate Swap Contract [Member] | Electric Energy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at estimated fair value		$ 11
Borrowings, interest rate		5.40%
Interest Rate Swap Contract [Member] | Loans from banks at floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at estimated fair value	$ 35	$ 19
Gain (loss) due to changes in estimated fair value	$ (26)	(19)
Foreign exchange forwards related to forecasted transactions [member] | Electric Energy [member]
Disclosure of detailed information about financial instruments [line items]
Net foreign exchange loss		$ (6)	$ (6)